Income taxes - Income Tax Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Loss before income taxes	$ (159,540)	$ (56,605)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(42,278)	(15,001)
Non-deductible expenses, net	639	850
Non-deductible portion of capital (gain) losses, net	(2,982)	2,187
Change in fair value of warrant liability	23,436	(5,265)
Share of loss of associates	(295)	140
Change in unrecognized deferred tax assets	25,887	16,360
Differences in foreign statutory tax rates and other rate differences	(2,954)	467
Other	(1,519)	910
Income tax (recovery) expense	$ (66)	$ 648
Tax rate	26.50%	26.50%